iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  31 .8%
Air Transport Services Group, Inc.
(a)
............. 88,612 $ 2,777,100
Atlas Air Worldwide Holdings, Inc.
(a) (b)
............ 40,046 3,031,883
CH Robinson Worldwide, Inc. ................. 194,595 21,541,666
Expeditors International of Washington, Inc. ........ 256,503 27,253,444
FedEx Corp. ............................. 182,440 42,524,940
Forward Air Corp.
(b)
........................ 41,123 4,315,036
GXO Logistics, Inc.
(a) (b)
...................... 155,615 7,469,520
Hub Group, Inc. , Class A
(a) (b)
.................. 51,931 3,967,528
United Parcel Service, Inc. , Class B ............. 882,895 172,067,407
284,948,524
a
Airlines  —  14 .0%
Alaska Air Group, Inc.
(a)
...................... 192,811 8,547,312
Allegiant Travel Co.
(a) (b)
...................... 23,246 2,680,496
American Airlines Group, Inc.
(a)
................. 993,138 13,615,922
Blade Air Mobility, Inc.
(a)
..................... 71,452 396,916
Delta Air Lines, Inc.
(a)
....................... 980,207 31,170,582
Frontier Group Holdings, Inc.
(a) (b)
................ 46,523 673,653
Hawaiian Holdings, Inc.
(a) (b)
................... 78,402 1,172,894
JetBlue Airways Corp.
(a) (b)
.................... 490,963 4,133,908
Joby Aviation, Inc. , Class A
(a) (b)
................. 407,604 2,258,126
SkyWest, Inc.
(a)
........................... 77,172 1,863,704
Southwest Airlines Co.
(a)
..................... 906,657 34,561,765
Spirit Airlines, Inc.
(a) (b)
....................... 166,288 4,118,954
Sun Country Airlines Holdings, Inc.
(a) (b)
............ 47,833 964,792
United Airlines Holdings, Inc.
(a) (b)
................ 499,586 18,359,785
Wheels Up Experience, Inc.
(a) (b)
................ 268,603 601,671
125,120,480
a
Marine  —  1 .5%
Eagle Bulk Shipping, Inc. .................... 20,917 1,107,137
Genco Shipping & Trading Ltd. ................. 54,665 1,053,941
Kirby Corp.
(a) (b)
............................ 92,242 5,851,832
Matson, Inc. ............................. 62,040 5,687,207
13,700,117
a
Road & Rail  —  52 .6%
AMERCO ............................... 14,993 8,052,440
ArcBest Corp. ............................ 37,400 3,313,640
Avis Budget Group, Inc.
(a) (b)
................... 52,422 9,542,377
CSX Corp. .............................. 2,213,668 71,567,886
Daseke, Inc.
(a)
............................ 92,081 771,639
Heartland Express, Inc. ...................... 71,137 1,129,655
Hertz Global Holdings, Inc.
(a) (b)
................. 75,540 1,618,067
JB Hunt Transport Services, Inc. ............... 128,175 23,490,632
Knight-Swift Transportation Holdings, Inc. ......... 250,103 13,743,160
Landstar System, Inc. ....................... 56,769 8,888,890
Lyft, Inc. , Class A
(a) (b)
........................ 461,908 6,402,045
Marten Transport Ltd. ....................... 90,123 1,943,052
Norfolk Southern Corp. ...................... 163,175 40,984,665
Old Dominion Freight Line, Inc.
(b)
............... 140,391 42,610,072
Ryder System, Inc. ......................... 78,229 6,126,895
Saia, Inc.
(a)
.............................. 40,382 9,604,859
Schneider National, Inc. , Class B ............... 53,633 1,358,524
Uber Technologies, Inc.
(a)
.................... 1,533,898 35,969,908
Union Pacific Corp. ........................ 754,972 171,605,136
Werner Enterprises, Inc.
(b)
.................... 90,431 3,975,347
Security Shares Value
a
Road & Rail (continued)
XPO Logistics, Inc.
(a)
....................... 151,259 $ 9,036,213
471,735,102
a
Total Common Stocks — 99.9%
(Cost: $ 1,032,965,867 ) ............................... 895,504,223
Total Long-Term Investments — 99.9%
(Cost: $ 1,032,965,867 ) ............................... 895,504,223
a
Short-Term Securities
Money Market Funds  —  4 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 34,521,076 34,521,076
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 1,322,962 1,322,962
a
Total Short-Term Securities — 4.0%
(Cost: $ 35,831,930 ) ................................. 35,844,038
Total Investments — 103.9%
(Cost: $ 1,068,797,797 ) ............................... 931,348,261
Liabilities in Excess of Other Assets — ( 3 .9 ) % ............... (34,743,951)
Net Assets — 100.0% ................................. $ 896,604,310
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Transportation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 60,502,490  $ —  $ (25,979,071)
(a)
$ 3,955  $ (6,298) $ 34,521,076  34,521,076  $ 60,554
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 990,000  332,962
(a)
—  —  —  1,322,962  1,322,962  1,901  —
$ 3,955  $ (6,298)
$ 35,844,038
$ 62,455  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Index .................................................................. 11 09/16/22 $ 1,060 $ 35,256

iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 895,504,223  $ —  $ —  $ 895,504,223
Short-Term Securities
Money Market Funds ...................................... 35,844,038  —  —  35,844,038
$ 931,348,261  $ —  $ —  $ 931,348,261
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 35,256  $ —  $ —  $ 35,256
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.